Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Accounts payable and accrued liabilities
13.	Accounts payable and accrued liabilities

	December 31, 2020	December 31, 2019
Trade payables	$9,153	$10,496
Wages and benefits payable	3,083	5,593
Current portion of royalty payment obligations (note 17)	3,248	3,043
Current portion of license acquisition payment obligation (note 17)	—	1,302
Current portion of other employee benefit liabilities (note 17)	1,351	2,374
	$16,835	$22,808